Document And Entity Information	9 Months Ended
Sep. 30, 2022
Document Information Line Items
Entity Registrant Name	Innovative Payment Solutions, Inc.
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Pursuant to Rule 429 under the Securities Act of 1933, as amended (the “Securities Act”), the prospectus included in this Registration Statement on Form S-1, File No. 333-269261 (this “Registration Statement”), is a combined prospectus relating to the following shares of common stock, par value $0.0001 per share (the “Common Stock”), of Innovative Payment Solutions, Inc. (the “Registrant”) being registered on this Registration Statement and previously registered on the Registrant’s Registration Statement on Form S-1 (File No. 333-255312), which was declared effective on April 26, 2021 (the “Prior Registration Statement”): (i)266,809,214 shares of Common Stock (the “New Registered Shares”) registered for resale pursuant to this Registration Statement which were previously issued (or are underlying convertible securities previously issued) to certain of the selling stockholders named herein (the “Selling Stockholders”) by the Registrant following the date of effectiveness of the Prior Registration Statement, of which: (a) 78,260,870 represents shares of Common Stock underlying warrants and (b) 188,548,344 represents shares of Common Stock underlying convertible notes; and (ii) 39,719,526 shares of the Common Stock registered for resale pursuant to the Prior Registration Statement (the “Carry Forward Shares”) which were previously issued (or are underlying convertible securities previously issued) to certain of the Selling Stockholders, of which (as of the date of this Registration Statement): (a) 31,330,192 represents shares of Common Stock underlying warrants and; (b) 8,389,334 represents shares of Common Stock underlying convertible notes. The listing of the Selling Stockholders and the shares of Common Stock registered for resale on behalf of the Selling Stockholders under the heading “Selling Stockholders” in the accompanying prospectus reflects the prior sale (following the effective date of the Prior Registration Statement) by the Selling Stockholders listed in the Prior Registration Statement of an aggregate of 57,511,113 shares of Common Stock, of which: (a) 30,333,334 represents shares of Common Stock, (b) 10,933,334 represents shares of Common Stock underlying warrants and (c) 16,244,445 represents shares of Common Stock underlying convertible notes.Furthermore, 4,973,914 shares of Common Stock underlying certain warrants held by certain of the Selling Stockholders (which shares were registered on the Prior Registration Statement) were exchanged in December 2022 into non-convertible promissory notes in the aggregate principal amount of $964,000. As a result of such sales and exchanges, the amount of shares of Common Stock registered on behalf of the Selling Stockholders listed in the Prior Registration Statement has been updated accordingly in this Registration Statement.In addition to registering the New Registered Shares, this Registration Statement constitutes Post-Effective Amendment No. 1 to the Prior Registration Statement, and such Post-Effective Amendment No. 1 to the Prior Registration Statement shall hereafter become effective concurrently with the effectiveness of this Registration Statement in accordance with Section 8(c) of the Securities Act.
Entity Central Index Key	0001591913
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV